Condensed Consolidated Balance Sheets Unaudited - USD ($)	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Current Assets
Cash and Cash Equivalents	$ 350,299	$ 277,664	$ 162,124
Share proceeds receivable	2,301	100,000
Inventory	401,444	323,411	371,896
Prepaid Expenses	10,848	11,859	8,106
Other Current Assets	41,419	2,149	1,059
Total Current Assets	806,311	715,083	543,185
Operating Lease Assets	270,187	344,413	483,193
Deferred Offering Costs	282,000
Property and Equipment, net of accumulated depreciation of $88,823 and $64,091	234,338	80,027	114,509
Total Assets	1,592,836	1,139,523	1,140,887
Current Liabilities
Accounts Payable	1,089,619	869,765	534,442
Accrued Expenses	646,964	1,382,839	1,709,797
Accrued Expenses – Related Party	46,173	106,173	155,750
Customer Deposits	220,776	188,385
Deferred Revenue	241,292	687,766
Short-Term Debt	3,132,568	716,142	609,491
Current Operating Lease Liability	103,874	90,286	101,984
Short-Term Convertible Debt, net of debt discount of $309,317 and $689,176	594,774	336,683	2,286,896
Derivative Liabilities	391,868	213,741	2,611,125
PPP Loan-current portion		43,294
Current Portion – Long-Term Debt	25,076	424,064	4,166
Total Current Liabilities	6,492,984	5,059,138	8,013,651
Non-Current Lease Liability	160,770	244,049	365,085
PPP Loan -long term portion		166,153
Long-Term Debt	125,286	890,373	11,940
Total Liabilities	6,779,040	6,359,713	8,390,676
Commitments and Contingencies
Series D Preferred Stock, $0.001 par value, 870 shares authorized, 870 and 870 shares issued and outstanding	870,000	870,000	870,000
Stockholders’ Deficit
Common Stock, $0.000001 par value, 15,000,000 shares authorized, 1,427,163 and 538,464 shares issued, issuable and outstanding	3	1	1
Additional Paid In Capital	19,212,123	14,291,759	13,449,336
Accumulated Deficit	(25,268,357)	(20,381,977)	(21,569,153)
Total Stockholders’ Deficit	(6,056,204)	(6,090,190)	(8,119,789)
Total Liabilities and Stockholders’ Deficit	1,592,836	1,139,523	1,140,887
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, Value	0	0	0
Total Stockholders’ Deficit
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, Value	20	20	20
Total Stockholders’ Deficit	20	20	20
Series C Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, Value	7	7	7
Total Stockholders’ Deficit	$ 7	$ 7	$ 7